Auditors' Remuneration	12 Months Ended
Dec. 31, 2015
Auditors' Remuneration [Abstract]
AUDITORS' REMUNERATION

6.	AUDITORS’ REMUNERATION
An analysis of auditors’ remuneration is as follows:

	Years ended December 31,
	2015	2014	2013
	(millions)
Audit of group consolidated financial statements	$6	$5	$4
Other assurance services	3	2	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$10	$8	$8